Summary of Significant Accounting Policies - Revenue Recognition (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies
Restocking fees		$ 0
Number of operating segments | segment		1
Number of reportable segments | segment		1
Deferred revenue	$ 1,231,069	$ 1,231,069	$ 1,023,007
Recognized revenue	$ 0	$ 522,166	$ 0